Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

The following is a summary of intangible assets at March 31, 2016 and December 31, 2015:

	Estimated Life (Years)	March 31, 2016		December 31, 2015
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 – 10	$553,263	$480,418	$513,832	$477,006
Non-competition agreements	3 – 15	64,538	63,521	64,514	63,453
Site locations	15	1,851,909	1,270,085	1,616,345	1,251,825
Other	5 – 15	14,008	13,539	14,008	13,529

		$2,483,718	$1,827,563	$2,208,699	$1,805,813
Unamortizable Intangible Assets:
Goodwill		$1,958,837	$253,536	$1,800,130	$253,536